SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2012
Leasehold improvements	Lesser of their useful life and the term of lease
Computer equipment
Property, Plant and Equipment, Useful Life	3 years
Office furnishings and equipment
Property, Plant and Equipment, Useful Life	5 years
Assembly & test equipment | Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years
Assembly & test equipment | Minimum [Member]
Property, Plant and Equipment, Useful Life	2 years
Demonstration suite & tradeshow equipment | Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years
Demonstration suite & tradeshow equipment | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years